Employee Benefit	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Employee Benefit
22.
EMPLOYEE BENEFIT

Full time employees of the Group participate in government mandated defined contribution plan, pursuant to which certain welfare benefits are provided to employees. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB54,275, RMB71,841 and RMB70,850 (US$10,131) for the years ended December 31, 2023, 2024 and 2025, respectively.